UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Value Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 36.85%

Arrangement of Transportation - 1.58%
38,188	Roadrunner Transportation Systems, Inc. *	$ 475,822

Computer Storage Devices - 2.65%
30,377	Teradata Corp.	797,092

Finance Services - 2.33%
20,426	Blackhawk Network Holdings, Inc. Class-A *	700,612

Fire, Marine & Casualty Insurance - 9.77%
13,061	Berkshire Hathaway, Inc. Class-B *	1,853,095
49,883	Greenlight Capital Reinsurance, Ltd. Class-A *	1,086,951
		2,940,045
Gold & Silver Ores - 6.60%
68,461	Barrick Gold Corp.	929,700
65,062	Goldcorp, Inc.	1,055,956
		1,985,657
Retail-Apparel & Accessory Stores - 2.94%
46,220	Francesca's Holdings Corp. *	885,575

Retail-Food Stores - 1.95%
18,985	Vitamin Shoppe, Inc. *	587,776

Retail-Radio, TV & Consumer Electronics - 2.42%
6,672	Apple, Inc.	727,181

Services-Computer Integrated Systems Design - 2.20%
12,411	Science Applications International Corp.	662,003

Services-Miscellaneous Business - 0.42%
74,635	Performant Financial Corp. *	126,880

Services-Prepackaged Software - 4.00%
21,790	Microsoft Corp.	1,203,462

TOTAL FOR COMMON STOCKS (Cost $9,185,797) - 36.85%		11,092,105

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.00% *
Shares Subject
to Put
	Japanese Yen Spot Option
25,000	December 2015 Put @ 73.00	0

	Japan 10 Year Bond Future (JBG)
5,000,000	May 2015 Put @ 142.00	0

	Total (Premiums Paid $6,095) - 0.00%	0

SHORT TERM INVESTMENTS - 63.27%
19,044,030	Fidelity Institutional Money Market Portfolio 0.35% (Cost $19,044,030) **	19,044,030

TOTAL INVESTMENTS (Cost $28,235,921) *** - 100.12%		30,136,135

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12%)		(37,597)

NET ASSETS - 100.00%		$ 30,098,538

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2016.

*** At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $28,235,921 amounted to $1,900,275, which consisted of aggregate gross unrealized appreciation of $2,848,359 and aggregate gross unrealized depreciation of $948,084.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $28,235,921 amounted to $1,900,275, which consisted of aggregate gross unrealized appreciation of $2,848,359 and aggregate gross unrealized depreciation of $948,084.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,092,105	$0	$0	$11,092,105
Options Purchased	0	0	0	0
Cash Equivalents	19,044,030	0	0	19,044,030
Total	$30,136,135	$0	$0	$30,136,135

Baldwin Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 90.12%

Agricultural Chemicals - 3.20%
6,000	Potash Corp.	$ 102,120

Aircraft - 3.58%
900	Boeing Co.	114,246

Biological Products (No Diagnostic Substances) - 9.29%
1,000	Amgen, Inc.	149,930
1,600	Gilead Sciences, Inc.	146,976
		296,906
Computer Storage Devices - 3.84%
4,600	EMC Corp.	122,590

Drawing & Insulating of Nonferrous Wiret - 0.98%
1,500	Corning, Inc.	31,335

Electronic & Other Electrical - 3.98%
4,000	General Electric Co.	127,160

Electronic Computers - 2.05%
1,600	Apple, Inc.	65,394
600	International Business Machines Corp.	90,870
		156,264
Farm Machinery & Equipment - 4.82%
2,000	Deere & Co.	153,980

Finance Services - 0.52%
2,000	LendingClub Corp. *	16,600

Laboratory Analytical Instruments - 5.07%
1,000	Illumina, Inc. *	162,110

Motor Vehicles & Passenger Car - 0.79%
800	General Motors Co.	25,144

National Commercial Banks - 2.78%
1,500	JPMorgan Chase & Co.	88,830

Natural Gas Transmission - 1.87%
2,000	Kinder Morgan, Inc.	35,720
500	TC Pipelines L.P.	24,110
		59,830
Patent Owners & Lessors - 0.70%
2,000	RPX Corp. *	22,520

Pharmaceutical Preparations - 7.70%
100	Allergan PLC. *	26,803
1,500	Eli Lilly & CO.	108,015
2,100	Merck & Co.	111,111
		245,929
Retail-Catalog & Mail-Order Houses - 3.72%
200	Amazon.com, Inc. *	118,728

Security Brokers, Delears & Fl - 4.91%
1,000	The Goldman Sachs Group, Inc.	156,980

Services-Computer Integrated Systems - 2.07%
1,800	Yahoo!, Inc. *	66,258

Services-Computer Programming, Data Processing, Etc. - 7.35%
300	Alphabet, Inc. *	223,485
100	Facebook, Inc. *	11,410
		234,895
Services-Miscellaneous Amusement - 3.11%
1,000	Walt Disney Co.	99,310

Services-Prepackaged Software - 3.46%
2,000	Microsoft Corp	110,460

Services-Video Tape Rental - 3.20%
1,000	Netflix, Inc. *	102,230

Soap, Detergents, Cleaning Preparations - 3.09%
1,200	The Proctor & Gamble Co.	98,772

Surgical & Medical Instruments & Apparatus - 5.21%
1,000	3M Co.	166,630

TOTAL FOR COMMON STOCKS (Cost $2,866,436) - 90.12%		2,879,827

CLOSED END MUTUAL FUND - 0.41%
1,123	Royce Value Trust, Inc.	13,150

TOTAL FOR CLOSED END MUTUAL FUND (Cost $16,118) - 0.41%		13,150

EXCHANGE TRADED FUNDS - 5.75%
12,000	Aberdeen Asia Pacific Fund	60,000
700	SPDR Dow Jones Industrial Average ETF Trust	123,648

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $185,138) - 5.75%		183,648

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 4.36% *
Shares Subject
to Put
	3M Co.
1,000	January 2017 Put @ 135.00	3,100

	Apple, Inc.
600	January 2017 Put @ 97.50	3,210

	Amgen, Inc.
1,000	AMGN US Put @ 150.00	14,820

	Amazon.com, Inc.
200	January 2017 Put @ 580.00	12,370

	Boeing Co.
600	August 2016 Put @ 110.00	1,626

	Deere & Co.
1,800	January 2017 Put @ 75.00	11,700

	General Electric Co.
4,000	January 2017 Put @ 27.00	3,040

	Gilead Science, Inc.
1,600	January 2017 Put @ 75.00	5,584

	General Motors, Co.
800	January 2017 Put @ 28.00	1,336

	Google, Inc.
300	January 2017 Put @ 700.00	13,860

	Goldman Sachs Group, Inc.
1,000	January 2017 Put @ 140	7,700

	International Business Machines Corp
600	January 2017 Put @ 120.00	2,010

	Illumina, Inc.
1,000	January 2017 Put @ 135.00	11,300

	JP Morgan Chase & Co.
1,500	January 2017 Put @ 52.50	4,320

	Kinder Morgan, Inc.
2,000	June 2016 Put @ 17.50	2,720

	Lilly Eli & Co.
1,000	April 2016 Put @ 72.50	1,670

	Merck & Co.
2,100	January 2017 Put @ 47.50	4,683

	Microsoft Corp.
2,000	January 2017 Put @ 45.00	3,200

	Netflix, Inc.
1,000	January 2017 Put @ 90.00	11,050

	Procter & Gamble Co.
1,200	January 2017 Put @ 67.50	1,560

	Potash Corp.
6,000	January 2017 Put @ 15.00	9,300

	SPDR Dow Jones Industrial Average ETF Trust
700	January 2017 Put @ 150.00	2,625

	SPDR S&P 500 ETF Trust
1,000	April 2016 Put @ 200.00	500

	Walt Disney Co.
800	January 2017 Put @ 92.50	4,000

	Yahoo, Inc.
1,800	January 2017 Put @ 28.00	1,908

	Total (Premiums Paid $196,918) - 4.36%	139,192

SHORT TERM INVESTMENTS - 6.78%
216,646	Fidelity Government Fund Class-I 0.22% (Cost $216,646) **	216,646

TOTAL INVESTMENTS (Cost $3,481,256) *** - 107.41%		3,432,463

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.41%)		(236,903)

NET ASSETS - 100.00%		$ 3,195,560

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2016.

*** At March 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,481,256 amounted to $108,114, which consisted of aggregate gross unrealized appreciation of $132,103 and aggregate gross unrealized depreciation of $240,217.

Baldwin Fund
Schedule of Options Written
March 31, 2016 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	3M Co.
200	April 2016 Call @ 145.00	$ 4,398

	3M Co.
200	April 2016 Call @ 150.00	3,434

	3M Co.
400	January 2017 Call @ 130.00	15,160

	3M Co.
200	July 2016 Call @ 155.00	2,736

	Apple, Inc.
400	April 2016 Call @ 100.00	3,660

	Apple, Inc.
200	June 2016 Call @ 110.00	840

	Allergan Plc
100	May 2016 Call @ 300	330

	Alphabet, Inc.
100	April 2016 Call @ 735.00	1,670

	Alphabet, Inc.
100	May 2016 Call @ 755.00	2,520

	Alphabet, Inc.
100	January 2017 Call @ 690.00	9,420

	Amen, Inc.
400	April 2016 Call @ 155.00	288

	Amen, Inc.
200	January 2017 Call @ 145.00	3,272

	Amen, Inc.
400	May 2016 Call @ 150.00	2,080

	Amazon.com, Inc.
100	January 2017 Call @ 610	6,565

	Amazon.com, Inc.
100	May 2016 Call @ 595.00	3,190

	Boeing Co.
400	April 2016 Call @ 120.00	3,060

	Boeing Co.
300	April 2016 Call @ 130.00	330

	Boeing Co.
200	May 2016 Call @ 125.00	1,110

	Corning, Inc.
1,500	April 2016 Call @ 20.00	1,380

	Deere & Co.
400	April 2016 Call @ 81.00	112

	Deere & Co.
800	January 2017 Call @ 72.50	8,480

	Deere & Co.
400	June 2016 Call @ 85.00	352

	Deere & Co.
400	May 2016 Call @ 82.50	416

	Eli Lily & Co.
1,000	April 2016 Call @ 72.50	1,080

	Eli Lily & Co.
500	May 2016 Call @ 72.50	1,115

	EMC Corp.
600	April 2016 Call @ 25.00	1,026

	EMC Corp.
4,000	June 2016 Call @ 26.00	5,320

	Facebook Corp.
100	April 2016 Call @ 109.00	519

	General Electric Co.
1,000	April 2016 Call @ 30.00	1,890

	General Electric Co.
2,000	January 2017 Call @ 25.00	14,120

	General Electric Co.
1,000	June 2016 Call @ 32.00	800

	General Motors Co.
400	April 2016 Call @ 32.00	120

	General Motors Co.
400	June 2016 Call @ 34.00	152

	Gilead Sciences, Inc.
400	April 2016 Call @ 90.00	1,128

	Gilead Sciences, Inc.
800	January 2017 Call @ 75.00	16,016

	Gilead Sciences, Inc.
400	May 2016 Call @ 90.00	1,880

	The Goldman Sachs Group, Inc.
200	April 2016 Call @ 152.50	1,110

	The Goldman Sachs Group, Inc.
400	January 2017 Call @ 135.00	9,860

	The Goldman Sachs Group, Inc.
200	July 2016 Call @ 160.00	1,290

	The Goldman Sachs Group, Inc.
200	May 2016 Call @ 155.00	1,400

	International Business Machines Corp.
400	January 2017 Call @ 115.00	15,236

	International Business Machines Corp.
200	July 2016 Call @ 145.00	1,930

	Illumina, Inc.
200	April 2016 Call @ 160.00	430

	Illumina, Inc.
200	April 2016 Call @ 155.00	1,300

	Illumina, Inc.
200	June 2016 Call @ 170.00	1,482

	Illumina, Inc.
400	January 2017 Call @ 130.00	12,364

	JPMorgan Chase & Co.
300	April 2016 Call @ 57.50	588

	JPMorgan Chase & Co.
600	January 2017 Call @ 50.00	6,300

	JPMorgan Chase & Co.
300	June 2016 Call @ 65.00	78

	JPMorgan Chase & Co.
300	May 2016 Call @ 60.00	396

	Kinder Morgan, Inc.
1,000	April 2016 Call @ 17.50	1,170

	Kinder Morgan, Inc.
1,000	June 2016 Call @ 17.50	1,480

	LendingClub Corp.
2,000	April 2016 Call @ 10.00	100

	Merck & Co. Inc.
600	April 2016 Call @ 52.50	594

	Merck & Co. Inc.
300	January 2017 Call @ 45.00	2,730

	Merck & Co. Inc.
600	July 2016 Call @ 57.50	216

	Merck & Co. Inc.
600	May 2016 Call @ 55.00	330

	Microsoft Corp.
400	April 2016 Call @ 54.00	656

	Microsoft Corp.
800	January 2017 Call @ 43.00	10,320

	Microsoft Corp.
400	June 2016 Call @ 55.00	904

	Microsoft Corp.
400	May 2016 Call @ 52.50	1,500

	Netflix, Inc.
200	April 2016 Call @ 100.00	928

	Netflix, Inc.
400	January 2017 Call @ 85.71	11,100

	Netflix, Inc.
200	June 2016 Call @ 110.00	1,190

	Netflix, Inc.
200	May 2016 Call @ 105.00	1,440

	The Procter & Gamble Co.
800	January 2017 Call @ 65.00	14,400

	The Procter & Gamble Co.
400	July 2016 Call @ 82.50	780

	Potash Corp of Saskatchewan, Inc.
1,200	April 2016 Call @ 17.00	1,020

	Potash Corp of Saskatchewan, Inc.
2,400	January 2017 Call @ 13.00	10,488

	Potash Corp of Saskatchewan, Inc.
1,200	June 2016 Call @ 18.00	816

	Potash Corp of Saskatchewan, Inc.
1,200	May 2016 Call @ 19.00	288

	SPDR Dow Jones Industrial Average ETF Trust
400	January 2017 Call @ 145.00	13,280

	SPDR Dow Jones Industrial Average ETF Trust
200	June 2016 Call @ 170.00	1,810

	SPDR Dow Jones Industrial Average ETF Trust
100	May 2016 Call @ 175.00	425

	TC PipeLines, LP
500	May 2016 Call @ 50.00	1,100

	The Walt Disney Co.
400	January 2017 Call @ 87.50	5,940

	The Walt Disney Co.
200	July 2016 Call @ 110.00	102

	The Walt Disney Co.
200	May 2016 Call @ 100.00	548

	Yahoo! Inc.
1,200	January 2017 Call @ 25.00	14,508

	Yahoo! Inc.
600	July 2016 Call @ 35.00	2,166

	Total (Premiums Paid $216,754)	$ 276,062

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At March 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,481,256 amounted to $108,114, which consisted of aggregate gross unrealized appreciation of $132,103 and aggregate gross unrealized depreciation of $240,217.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,879,827	$0	$0	$2,879,827
Closed End Mutual Funds	$13,150	$0	$0	$13,150
Exchange Traded Funds	$183,648	$0	$0	$183,648
Put Options	139,192	$0	$0	$139,192
Cash Equivalents	$216,646	$0	$0	$216,646
Total	$3,432,463	$0	$0	$3,432,463

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$276,062	$0	$0	$276,062
Total	$276,062	$0	$0	$276,062

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date May 27, 2016

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date May 27, 2016